UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 83.4%
Argentina 4.0%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b) (c)		11,380,000	2,139,440
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	1,103,731
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		5,300,000	2,292,250
7.82%, 12/31/2033	EUR	2,246,447	2,364,449
Series NY, 8.28%, 12/31/2033		2,634,556	2,351,341

(Cost $8,129,145)			10,251,211
Belarus 1.4%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $3,923,249)		4,000,000	3,516,000
Bermuda 1.2%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $3,149,254)		3,000,000	3,113,100
Brazil 6.0%
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		4,167,000	4,219,087
Banco Votorantim SA, 144A, 7.375%, 1/21/2020		3,000,000	3,225,000
Centrais Eletricas Brasileiras SA, REG S, 6.875%, 7/30/2019		3,000,000	3,480,000
Federative Republic of Brazil, 4.875%, 1/22/2021		1,000,000	1,091,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	11,808
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		1,500,000	1,541,250
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		2,000,000	2,030,000

(Cost $17,962,228)			15,598,645
China 1.6%
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		2,000,000	2,064,000
Country Garden Holdings Co., 10.5%, 8/11/2015		2,000,000	2,084,370

(Cost $4,240,747)			4,148,370
Colombia 4.2%
Republic of Colombia:
4.375%, 7/12/2021		5,000,000	5,145,000
7.375%, 9/18/2037		4,500,000	5,793,750

(Cost $10,380,427)			10,938,750
Croatia 2.9%
Republic of Croatia:
REG S, 6.375%, 3/24/2021		1,500,000	1,516,875
6.5%, 1/5/2015	EUR	2,000,000	2,985,302
REG S, 6.625%, 7/14/2020		3,000,000	3,116,250

(Cost $7,648,401)			7,618,427
Dominican Republic 2.2%
Dominican Republic:
REG S, 7.5%, 5/6/2021		4,500,000	4,736,250
144A, 7.5%, 5/6/2021		1,000,000	1,052,500

(Cost $5,678,483)			5,788,750
Egypt 0.7%
Republic of Egypt, 144A, 6.875%, 4/30/2040 (Cost $1,937,500)		2,000,000	1,895,000
El Salvador 0.6%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,568,766)		1,500,000	1,597,500
Ghana 1.3%
Republic of Ghana:
REG S, 8.5%, 10/4/2017		2,000,000	2,265,000
144A, 8.5%, 10/4/2017		1,000,000	1,133,800

(Cost $3,266,234)			3,398,800
India 0.7%
Reliance Holdings USA, Inc., 144A, 6.25%, 10/19/2040 (Cost $1,881,180)		2,000,000	1,955,934
Kazakhstan 1.2%
KazMunayGaz National Co., REG S, 11.75%, 1/23/2015 (Cost $2,918,323)		2,500,000	3,106,250
Lithuania 2.9%
Republic of Lithuania:
REG S, 6.75%, 1/15/2015		2,500,000	2,758,750
144A, 7.375%, 2/11/2020		4,000,000	4,655,000

(Cost $7,092,003)			7,413,750
Luxembourg 3.3%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		3,000,000	3,285,000
Evraz Group SA, 144A, 6.75%, 4/27/2018		2,500,000	2,493,750
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		3,000,000	2,800,800

(Cost $8,670,645)			8,579,550
Malaysia 1.4%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,119,765
REG S, 5.625%, 3/15/2016 (c)		2,130,000	2,374,090

(Cost $3,269,956)			3,493,855
Mexico 2.4%
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		3,750,000	3,525,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		2,500,000	2,599,000

(Cost $6,441,813)			6,124,000
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,966)	EUR	1,000,000	1,311,171
Netherlands 6.6%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,356,400
Majapahit Holding BV:
144A, 7.75%, 1/20/2020		1,000,000	1,220,000
REG S, 7.75%, 1/20/2020		6,000,000	7,320,000
Metinvest BV, 144A, 10.25%, 5/20/2015		2,000,000	2,176,200
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		3,000,000	3,000,000

(Cost $15,602,150)			17,072,600
Panama 1.9%
Republic of Panama:
5.2%, 1/30/2020		2,000,000	2,220,000
7.25%, 3/15/2015		500,000	590,750
8.875%, 9/30/2027		1,400,000	2,026,500

(Cost $4,452,287)			4,837,250
Peru 3.5%
Republic of Peru:
8.375%, 5/3/2016		5,000,000	6,262,500
8.75%, 11/21/2033		2,000,000	2,865,000

(Cost $8,800,556)			9,127,500
Philippines 1.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,270,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,205,000

(Cost $2,103,480)			2,475,000
Poland 2.2%
Republic of Poland, 6.375%, 7/15/2019 (Cost $5,687,492)		5,000,000	5,700,000
Qatar 2.1%
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020 (Cost $5,120,562)		5,000,000	5,352,121
Romania 0.6%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,305,319)	EUR	1,000,000	1,442,360
Russia 4.2%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	12,945,616	470,972
Russian Federation:
144A, 5.0%, 4/29/2020		2,500,000	2,631,250
REG S, 7.5%, 3/31/2030		1,989,500	2,377,452
REG S, 12.75%, 6/24/2028		3,000,000	5,347,500

(Cost $8,888,628)			10,827,174
Serbia 0.9%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $2,400,208)		2,430,000	2,442,150
South Africa 3.5%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021		4,000,000	4,230,000
Republic of South Africa, 6.25%, 3/8/2041		4,500,000	4,938,750

(Cost $8,723,466)			9,168,750
Turkey 5.1%
Akbank TAS, 144A, 5.125%, 7/22/2015		5,000,000	4,987,500
Republic of Turkey:
7.0%, 9/26/2016		3,000,000	3,461,400
CPI Linked, 10.0%, 2/15/2012	TRY	6,270,299	3,837,860
16.0%, 3/7/2012	TRY	1,440,000	889,052

(Cost $14,497,762)			13,175,812
Ukraine 2.7%
Government of Ukraine:
144A, 6.25%, 6/17/2016		1,500,000	1,515,000
REG S, 7.75%, 9/23/2020		3,000,000	3,135,000
Nak Naftogaz Ukraine, 9.5%, 9/30/2014		2,000,000	2,197,500

(Cost $6,741,708)			6,847,500
United Arab Emirates 2.0%
MDC-GMTN BV, 144A, 5.5%, 4/20/2021 (Cost $5,071,329)		5,000,000	5,212,480
Uruguay 4.2%
Republic of Uruguay:
6.875%, 9/28/2025 (c)		3,800,000	4,674,000
7.625%, 3/21/2036		2,000,000	2,560,000
8.0%, 11/18/2022 (c)		2,750,000	3,581,875

(Cost $8,832,951)			10,815,875
Venezuela 4.4%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		3,100,000	1,996,400
Republic of Venezuela:
REG S, 6.0%, 12/9/2020		4,000,000	2,520,000
REG S, 7.75%, 10/13/2019		9,400,000	6,777,400

(Cost $11,622,989)			11,293,800

Total Bonds (Cost $209,385,207)			215,639,435
Loan Participations and Assignments 7.8%
Ireland 1.4%
Alfa Bank OJSC, 144A, 7.75%, 4/28/2021		1,500,000	1,518,750
Vnesheconombank, REG S, 6.902%, 7/9/2020		2,000,000	2,170,000

(Cost $3,594,624)			3,688,750
Russia 3.6%
Bank of Moscow, 144A, 6.699%, 3/11/2015		3,000,000	3,157,500
Sberbank of Russia, 5.717%, 6/16/2021		3,000,000	3,000,000
Severstal JSC, 144A, 6.25%, 7/26/2016		3,000,000	3,024,568

(Cost $9,121,306)			9,182,068
Ukraine 2.8%
Privatbank CJSC, 9.375%, 9/23/2015		2,000,000	2,045,000
State Export-Import Bank of Ukraine, 7.65%, 9/7/2011		2,000,000	2,005,000
Ukreximbank, REG S, 8.375%, 4/27/2015 (c)		3,000,000	3,162,000

(Cost $7,055,350)			7,212,000

Total Loan Participations and Assignments (Cost $19,771,280)			20,082,818
Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Note, 0.875%, 1/31/2012 (Cost $2,007,144)		2,000,000	2,006,562
Short-Term US Treasury Obligation 1.2%
US Treasury Bill, 0.044% **, 8/18/2011 (Cost $2,999,937)		3,000,000	2,999,937
		Shares	Value ($)

Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $6,168,147)		6,168,147	6,168,147
Cash Equivalents 0.7%
Central Cash Management Fund, 0.12% (d) (Cost $1,866,952)		1,866,952	1,866,952
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $242,198,667) †		96.3	248,763,851
Notes Payable		2.5	6,400,000
Other Assets and Liabilities, Net		1.2	3,174,221

Net Assets		100.0	258,338,072

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,865,558	11,808

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $242,203,382.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $6,560,469.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,365,716 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,805,247.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $5,788,787 which is 2.2% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,719,764	TRY	8,000,000	8/1/2011	14,849	Barclays Bank PLC
USD	2,531,531	CHF	2,120,000	8/11/2011	162,599	Bank of America
USD	2,613,823	JPY	204,000,000	8/11/2011	36,448	Nomura International PLC
TRY	8,500,000	USD	5,038,999	8/15/2011	22,355	Bank of America
USD	16,630,374	BRL	26,475,555	8/16/2011	388,399	Morgan Stanley
USD	27,925,012	NZD	33,886,946	8/16/2011	1,787,684	Bank of America
USD	16,711,020	AUD	15,724,127	8/16/2011	556,642	BNP Paribas
USD	27,864,611	EUR	19,817,836	8/16/2011	638,623	Bank of America
USD	16,750,230	HUF	3,210,014,016	8/16/2011	396,535	BNP Paribas
Total unrealized appreciation					4,004,134

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	2,120,000	USD	2,509,113	8/11/2011	(185,017)	Morgan Stanley
JPY	204,000,000	USD	2,526,366	8/11/2011	(123,905)	Morgan Stanley
USD	16,630,970	TRY	27,652,247	8/16/2011	(368,425)	BNP Paribas
SGD	20,592,099	USD	16,847,850	8/16/2011	(267,237)	Morgan Stanley
NOK	61,776,296	USD	11,059,697	8/16/2011	(422,996)	BNP Paribas
CAD	26,475,555	USD	27,462,161	8/16/2011	(286,212)	Nomura International PLC
JPY	1,318,482,663	USD	16,629,933	8/16/2011	(454,329)	Morgan Stanley
CHF	13,531,951	USD	16,337,628	8/16/2011	(837,392)	Bank of America
TWD	480,090,073	USD	16,640,327	8/16/2011	(10,509)	Nomura International PLC
USD	8,682,414	EUR	6,000,000	8/26/2011	(66,011)	Barclays Bank PLC
EUR	6,000,000	USD	8,596,494	8/26/2011	(19,909)	BNP Paribas
Total unrealized depreciation					(3,041,942)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
JPY	Japanese Yen	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$215,639,435	$—	$215,639,435
Loan Participations and Assignments	—	20,082,818	—	20,082,818
Government & Agency Obligation	—	2,006,562	—	2,006,562
Short-Term Investments(f)	8,035,099	2,999,937	—	11,035,036
Derivatives(g)	—	4,004,134	—	4,004,134
Total	$8,035,099	$244,732,886	$—	$252,767,985
Liabilities
Derivatives(g)	$—	$(3,041,942)	$—	$(3,041,942)
Total	$—	$(3,041,942)	$—	$(3,041,942)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 962,192

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011